Financial Instruments - Non Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Significant Other Observable Inputs Assets / (Liabilities) (Level 2) [Member]
Vessels	$ 28,586
Total	28,586
Unobservable Inputs Assets/ (Liabilities) (Level 3) [Member]
Vessels	43,674
Total	$ 43,674